Class A Shares | HAWAII MUNICIPAL BOND FUND
BISHOP STREET HAWAII MUNICIPAL BOND FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide high current income exempt from federal and Hawaii state income taxes.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund. More information about these and other discounts is available from your financial professional and in “Sales Charges” beginning on page 10 of this prospectus and in “The Distributor” beginning on page S-22 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class A Shares HAWAII MUNICIPAL BOND FUND CLASS A SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A Shares HAWAII MUNICIPAL BOND FUND CLASS A SHARES
Management Fees		0.35%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.66%
Shareholder Servicing Fees		0.25%
Other Operating Expenses		0.41%
Total Annual Fund Operating Expenses		1.26%
Less Fee Waivers and/or Expense Reimbursements		(0.46%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1]	0.80%
[1]	Bishop Street Capital Management (Adviser) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual operating expenses for Class A Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, excluded expenses)) from exceeding 0.80% of the Fund's average daily net assets through April 30, 2015 (Contractual Expense Limitation). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation, the Board may permit the Adviser to receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (Board) of Bishop Street Funds (Trust), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2015.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares HAWAII MUNICIPAL BOND FUND CLASS A SHARES	379	644	928	1,738

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade municipal bonds, the interest from which is exempt from regular federal and Hawaii state income taxes. While the Adviser attempts to maximize the portion of the Fund’s assets invested in Hawaii issues, the Fund may also invest in municipal bonds issued by other U.S. states, territories and possessions. There is no restriction upon the amount of the Fund’s assets that may be invested in obligations that pay income subject to the federal alternative minimum tax. To the extent that the Fund invests in securities subject to the alternative minimum tax, the income received from these securities could be taxable. There is no limit on the average maturity of the Fund’s portfolio. The Adviser will use its judgment to invest in securities that will provide a high level of current income in light of current market conditions. In making a determination to buy, sell or hold a security, the portfolio managers give special consideration to the relative value of the security in comparison to the available alternatives, while remaining consistent with the objectives of the portfolio. The portfolio management team considers several factors when selecting securities for the Fund’s portfolio, including the current state of a bond’s issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer’s credit rating. The portfolio management team may continue to hold a bond that has been downgraded if it believes it is in the best interest of the Fund’s shareholders. The portfolio management team may choose to sell a bond based on its analysis of the economy and any direct impact on budget cash flows, debt ratios, and credit ratings.
PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. In addition to this risk, the Fund is subject to additional risks that may affect the value of its shares, including, in alphabetical order:
  Concentration Risk
  The Fund’s concentration of investments in securities of issuers located in Hawaii subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Hawaii obligations than a mutual fund that does not have as great a concentration in Hawaii.
  Fixed Income Risk
  The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. The volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, there is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.
  Management Risk
  The Fund is subject to the risk that a strategy used by the Fund’s management may fail to produce the intended result.
  Municipal Issuer Risk
  There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities.
  Non-Diversification Risk
  The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
  Tax Risk
  Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service (IRS) or state tax authorities, or noncompliant conduct of a bond issuer. In addition, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

PERFORMANCE INFORMATION
The bar chart and table that follow illustrate the risks and volatility of an investment in Class A Shares of the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.bishopstreetfunds.com or by calling 1-800-262-9565.
The following bar chart shows changes in performance of the Fund’s Class A Shares from calendar year to calendar year. Sales charges are not reflected in the bar chart; if they were reflected, returns would be less than those shown.

Best Quarter	Worst Quarter
5.26%	(4.09)%
(09/30/09)	(12/31/10)
The performance information shown above is based on a calendar year. The Fund's performance information from 1/1/14 to 3/31/14 was 1.94%.
The following table compares the Fund’s average annual total returns (after applicable sales charges) to those of the Barclays Capital Municipal Bond Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRA).

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Average Annual Total Returns (for the periods ended December 31, 2013)
Average Annual Total Returns Class A Shares HAWAII MUNICIPAL BOND FUND	1 Year	5 Years	10 Years
CLASS A SHARES	(5.60%)	3.54%	2.80%
CLASS A SHARES Fund Return After Taxes on Distributions	(5.69%)	3.50%	2.74%
CLASS A SHARES Fund Return After Taxes on Distributions and Sale of Fund Shares	(2.08%)	3.45%	2.92%
Barclays Capital Municipal Bond Index Return (reflects no deduction for fees, expenses or taxes)	(2.55%)	5.89%	4.29%